Income tax - Summary of Reconciliation of Net Deferred Tax (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Reconciliation of changes in deferred tax liability (asset) [abstract]
At January 1	€ 7	$ 7	€ 6	€ 6
Movement recognized in consolidated statement of operations	144		(11)	136
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(136)		18	(136)
Movement due to acquisition	0		(6)	0
At December 31	€ 15	$ 15	€ 7	€ 6